Note 20 - Risks and Uncertainties	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Risks and Uncertainties [Text Block]
20.	RISKS AND UNCERTAINTIES

COVID-19 Update

The Coronavirus Aid, Relief, and Economic Security Act, or CARES Act, was signed into law on March 27, 2020, and as a qualified SBA lender, we were automatically authorized to originate PPP loans. As of December 31, 2020, we approved 1,414 applications for up to $143.8 million of loans under the PPP. At December 31, 2020, we have processed $28.9 million of PPP loan forgiveness.

COVID-19 Loan Forbearance Programs. Section 4013 of the CARES Act provides that banks may elect not to categorize a loan modification as a TDR if the loan modification is (1) related to COVID-19; (2) executed on a loan that was not more than 30 days past due as of December 31, 2019; and (3) executed between March 1, 2020, and the earlier of (A) 60 days after the date on which the national emergency concerning the novel coronavirus disease (COVID–19) outbreak declared by the President on March 13, 2020, under the National Emergencies Act terminates, or (B) December 31, 2020. According to the Interagency Statement on Loan Modifications and Reporting for Financial Institutions Working with Customers Affected by the Coronavirus (Revised) issued by the federal bank regulatory agencies on April 7, 2020, short-term loan modifications not otherwise eligible under Section 4013 that are made on a good faith basis in response to COVID-19 to borrowers who were current prior to any relief are not TDRs. This includes short-term (e.g., six months) modifications such as payment deferrals, fee waivers, extensions of repayment terms, or other delays in payment that are insignificant. See Note 5 of the financial statements for additional disclosure of TDRs at December 31, 2020.

As of December 31, 2020, we modified 11 loans aggregating $24.5 million, consisting of the deferral of principal payments and the extension of the maturity date, compared to 362 loans aggregating $214.8 million at June 30, 2020.